Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Trade and Other Receivables

	December 31,
	2018	2017
Trade receivables	1,132	1,500
Less: allowance for doubtful accounts	(30)	(39)
Less: allowance for sales adjustments	(33)	(46)
Net trade receivables	1,069	1,415
Other receivables(1)	244	42
Trade and other receivables	1,313	1,457

(1) At December 31, 2018, includes $222 million due from Refinitiv, in which the Company has a 45% investment. There are no expected credit losses associated with this receivable. See note 31.

Summary of Aging of Gross Trade Receivables

The aging of gross trade receivables at each reporting date was as follows:

	December 31,
	2018	2017
Current	726	911
Past due 1-30 days	185	186
Past due 31-60 days	73	99
Past due 61-90 days	39	127
Past due >91 days	109	177
Balance at December 31	1,132	1,500

Summary of Change in Allowance for Doubtful Accounts

The change in the allowance for doubtful accounts was as follows:

	December 31,
	2018	2017
Balance at beginning of year	39	42
Charges	35	43
Write-offs	(34)	(45)
Disposals of businesses	(8)	-
Translation and other, net	(2)	(1)
Balance at end of year	30	39